Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Hierarchy for those Assets and Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Derivative liability	$ 4,352	$ 2,146	$ 6,944	$ 20,442
Total	4,352	2,146
Level 1 [Member]
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Derivative liability
Total
Level 2 [Member]
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Derivative liability
Total
Level 3 [Member]
Schedule of Fair Value Hierarchy for Assets and Liabilities [Line Items]
Derivative liability	4,352	2,146
Total	$ 4,352	$ 2,146